Earnings (Loss) Per Share (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$ (27,986)	$ 1,152	$ (49,689)	$ (1,118)
Denominator:
Weighted average shares - denominator for basic net loss per share	54,917	54,231	54,733	54,102
Weighted average shares - denominator for diluted net loss per share	54,917	54,687	54,733	54,102
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.51)	$ 0.02	$ (0.91)	$ (0.02)
Diluted	$ (0.51)	$ 0.02	$ (0.91)	$ (0.02)